FTI FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                 March 30, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

      RE: FTI Funds (the "Trust")
             FTI Large Capitalization Growth Fund
             FTI Large Capitalization Growth and Income Fund
             FTI International Equity Fund
             FTI Small Capitalization Equity Fund
             FTI European Smaller Companies Fund
             FTI Bond Fund
             FTI Municipal Bond Fund (collectively, the "Funds")
          1933 Act File No. 33-63621
          1940 ACT FILE NO. 811-7369

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated March 31, 2001, that would have been filed under Rule 497(c), does not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on March 27, 2001

      If you have any questions regarding this certification, please call me at
(412) 288-8260.

                                          Very truly yours,



                                          /s/ Gail C. Jones
                                          Gail C. Jones
                                          Secretary